Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2030 Fund	May 30, 2024
Fidelity Advisor Freedom 2030 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.72%
Past 5 years	6.82%
Past 10 years	5.64%
Fidelity Advisor Freedom 2030 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.17%
Past 5 years	4.97%
Past 10 years	3.89%
Fidelity Advisor Freedom 2030 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.77%
Past 5 years	5.02%
Past 10 years	4.07%
Fidelity Advisor Freedom 2030 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.41%
Past 5 years	7.27%
Past 10 years	5.64%
Fidelity Advisor Freedom 2030 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.03%
Past 5 years	7.06%
Past 10 years	5.64%
Fidelity Advisor Freedom 2030 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.56%
Past 5 years	8.36%
Past 10 years	6.54%
Fidelity Advisor Freedom 2030 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.70%
Past 5 years	8.46%
Since Inception	6.01%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Past 10 years	6.82%

[1]	A From October 2, 2018 .